Annual Total Returns- PIMCO Emerging Markets Bond Portfolio (Advisor Class and Class M) [BarChart] - Advisor Class and Class M - PIMCO Emerging Markets Bond Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.21%	17.75%	(7.04%)	1.41%	(2.34%)	13.20%	9.76%	(4.83%)	14.65%	6.60%